Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of financial assets [abstract]
Cash and deposits in banks	$ 1,453,101.6		$ 1,329,291.4
Money market funds	10,898.7		0.0
Repurchase agreements	1,346.7		1,133.3
Government bonds/Agency bonds	50.8		2,451.6
Commercial paper	30.0		9,566.4
Corporate bonds	0.0		371.4
Cash and cash equivalents	$ 1,465,427.8	$ 47,858.5	$ 1,342,814.1	$ 43,854.2	$ 1,064,990.2	$ 660,170.6